Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	HTL International, LLC
Auditor Firm ID	7000
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Regencell Bioscience Holdings Limited (the “Company”) as of June 30, 2026, and the related statements of consolidated operations and comprehensive loss, shareholders’ equity, and cash flows for the year ended June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026, and the results of its operations and its cash flows for the year ended June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.